Annual Operating Expenses {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-12 - Fidelity® Mid Cap Value Fund	Apr. 01, 2021
Fidelity Mid Cap Value Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	0.73%
Fidelity Mid Cap Value Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.31%
Total annual operating expenses	1.01%
Fidelity Mid Cap Value Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual operating expenses	1.49%
Fidelity Mid Cap Value Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.42%
Fidelity Mid Cap Value Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.29%